STOCKHOLDERS' EQUITY (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Number of Shares
Beginning Balance	6,217,819	4,206,444
Granted	1,626,000	2,652,097
Forfeited or cancelled	(102,250)	(640,722)
Ending Balance	7,741,569	6,217,819
Exercise Price
Forfeited or cancelled
Weighted Average Exercise price
Granted	0.07	0.40
Ending Balance	0.28
Average Grant Date Fair value
Granted	0.07	0.39
Ending Balance	0.27
Minimum [Member]
Exercise Price
Granted	0.01	0.15
Ending Balance	0.01
Maximum [Member]
Exercise Price
Granted	0.30	$ 0.40
Ending Balance	$ 1.00